UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	286,626	$49,053,174

Household Durables - 0.5%
Lennar Corp., Class A Shares	490,006	30,703,776

Media - 4.9%
Comcast Corp., Class A Shares	4,870,709	207,151,254
Walt Disney Co.	962,110	104,552,493

Total Media		311,703,747

Specialty Retail - 4.6%
Home Depot Inc.	1,156,529	232,346,676
TJX Cos. Inc.	825,752	66,324,401

Total Specialty Retail		298,671,077

TOTAL CONSUMER DISCRETIONARY		690,131,774

CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Coca-Cola Co.	1,422,217	67,683,307
PepsiCo Inc.	556,052	66,893,056

Total Beverages		134,576,363

Food & Staples Retailing - 2.1%
CVS Health Corp.	281,028	22,114,093
Walmart Inc.	1,043,100	111,194,460

Total Food & Staples Retailing		133,308,553

Food Products - 0.9%
Kraft Heinz Co.	265,044	20,776,799
Mondelez International Inc., Class A Shares	878,148	38,989,771

Total Food Products		59,766,570

Household Products - 1.8%
Kimberly-Clark Corp.	356,265	41,683,005
Procter & Gamble Co.	877,000	75,720,180

Total Household Products		117,403,185

TOTAL CONSUMER STAPLES		445,054,671

ENERGY - 6.2%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	638,828	47,004,964

Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	903,948	54,282,077
Chevron Corp.	629,225	78,873,354
Exxon Mobil Corp.	1,497,729	130,751,742
Kinder Morgan Inc.	1,714,956	30,834,909
Pioneer Natural Resources Co.	297,808	54,472,061

Total Oil, Gas & Consumable Fuels		349,214,143

TOTAL ENERGY		396,219,107

FINANCIALS - 15.7%
Banks - 8.6%
Bank of America Corp.	2,198,702	70,358,464
Citigroup Inc.	893,776	70,143,540
JPMorgan Chase & Co.	1,954,071	226,027,393
PNC Financial Services Group Inc.	159,458	25,197,553
U.S. Bancorp	1,158,551	66,199,604
Wells Fargo & Co.	1,395,729	91,811,054

Total Banks		549,737,608

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - 1.2%
Bank of New York Mellon Corp.	548,677	$31,109,986
CME Group Inc.	297,145	45,605,815

Total Capital Markets		76,715,801

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class A Shares	644	208,253,532	*

Insurance - 2.7%
MetLife Inc.	805,107	38,701,494
Travelers Cos. Inc.	913,385	136,934,679

Total Insurance		175,636,173

TOTAL FINANCIALS		1,010,343,114

HEALTH CARE - 15.2%
Biotechnology - 0.9%
Amgen Inc.	207,898	38,679,423
Celgene Corp.	181,201	18,330,293	*

Total Biotechnology		57,009,716

Health Care Equipment & Supplies - 1.9%
Becton, Dickinson & Co.	248,366	60,338,036
Medtronic PLC	727,927	62,521,650

Total Health Care Equipment & Supplies		122,859,686

Health Care Providers & Services - 4.5%
Aetna Inc.	474,437	88,634,320
UnitedHealth Group Inc.	826,908	195,795,276

Total Health Care Providers & Services		284,429,596

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc.	379,006	84,939,035

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	754,142	47,209,289
Johnson & Johnson	1,165,602	161,074,541
Merck & Co. Inc.	1,805,952	107,002,656
Pfizer Inc.	2,265,184	83,902,415
Roche Holding AG, ADR	769,741	23,861,971

Total Pharmaceuticals		423,050,872

TOTAL HEALTH CARE		972,288,905

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.9%
Raytheon Co.	628,784	131,378,129
United Technologies Corp.	393,655	54,328,326

Total Aerospace & Defense		185,706,455

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	649,824	82,735,592

Commercial Services & Supplies - 1.2%
Waste Management Inc.	852,155	75,356,067

Industrial Conglomerates - 3.7%
3M Co.	416,315	104,286,908
Honeywell International Inc.	837,554	133,732,247

Total Industrial Conglomerates		238,019,155

TOTAL INDUSTRIALS		581,817,269

INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.2%
Cisco Systems Inc.	1,833,369	76,158,148

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Internet Software & Services - 5.2%
Alphabet Inc., Class A Shares	86,900	$102,734,918	*
Alphabet Inc., Class C Shares	94,835	110,951,260	*
Facebook Inc., Class A Shares	642,455	120,068,415	*

Total Internet Software & Services		333,754,593

IT Services - 4.5%
Automatic Data Processing Inc.	800,471	98,962,230
International Business Machines Corp.	330,652	54,127,732
Visa Inc., Class A Shares	1,089,708	135,374,425

Total IT Services		288,464,387

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV, NY Registered Shares	45,052	9,143,754
Texas Instruments Inc.	325,545	35,702,520

Total Semiconductors & Semiconductor Equipment		44,846,274

Software - 9.3%
Adobe Systems Inc.	535,729	107,017,225	*
Microsoft Corp.	3,589,740	341,061,197
Oracle Corp.	1,481,690	76,440,387
Red Hat Inc.	364,831	47,931,497	*
SAP SE, ADR	226,090	25,604,693

Total Software		598,054,999

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	1,207,547	202,179,594

TOTAL INFORMATION TECHNOLOGY		1,543,457,995

MATERIALS - 4.6%
Chemicals - 4.0%
DowDuPont Inc.	739,208	55,869,341
Ecolab Inc.	486,113	66,928,038
PPG Industries Inc.	1,138,507	135,174,936

Total Chemicals		257,972,315

Construction Materials - 0.6%
Vulcan Materials Co.	252,606	34,202,852

TOTAL MATERIALS		292,175,167

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	578,425	85,433,373

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	2,223,926	83,286,029
Verizon Communications Inc.	1,334,718	72,168,202

TOTAL TELECOMMUNICATION SERVICES		155,454,231

UTILITIES - 0.8%
Electric Utilities - 0.3%
NextEra Energy Inc.	112,234	17,780,110

Multi-Utilities - 0.5%
Ameren Corp.	324,602	18,382,211
Sempra Energy	154,641	16,549,680

Total Multi-Utilities		34,931,891

TOTAL UTILITIES		52,712,001

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,366,279,325)		6,225,087,607

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $202,070,373)	1.228%	202,070,373	$202,070,373

TOTAL INVESTMENTS - 100.1% (Cost - $2,568,349,698)			6,427,157,980
Liabilities in Excess of Other Assets - (0.1)%			(6,609,120)

TOTAL NET ASSETS - 100.0%			$6,420,548,860

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,225,087,607	—	—	$6,225,087,607

Short-Term Investments†	202,070,373	—	—	202,070,373

Total Investments	$6,427,157,980	—	—	$6,427,157,980

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018